Description of Plan - Additional Informaton (Detail) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Employee benefit plan enhanced contribution
EBP, Participant contribution, pretax, maximum annual compensation to total compensation, percentage	60.00%
Employee benefit plan participant contribution after tax maximum annual compensation to total compensation percentage	25.00%
EBP, Employer contribution, matching percentage	100.00%
EBP, Employer contribution, participant compensation matched, percentage	7.00%
Employee benefit plan enhanced contribution	$ 977,603
EBP, Note receivable from participant, account, minimum borrowing, amount	1,000
EBP, Note receivable from participant, account, maximum borrowing, amount	$ 50,000
EBP Employer contribution vesting period of service	12 months
EBP Participant contribution vesting percentage	50.00%
EBP Employer contribution vesting period percentage	100.00%
EBP, Forfeited nonvested account	$ 0
Maximum [Member]
Employee benefit plan enhanced contribution
EBP, Participant contribution, automatic, deferral rate	10.00%
EMP Interest rates on note outstanding	9.50%
Minimum [Member]
Employee benefit plan enhanced contribution
EBP, Participant contribution, automatic, deferral rate	1.00%
EMP Interest rates on note outstanding	3.25%